FAIR VALUE OF INVESTMENTS (Tables)	12 Months Ended
Dec. 31, 2016
FAIR VALUE OF INVESTMENTS
Schedule of unrealized profit (loss) on open forwards and futures contracts, by the fair value hierarchy levels

2016	Total	Level I	Level II	Level III
Net unrealized profit (loss) on open contracts

Assets
Futures	$22,615,031	$20,445,969	$2,169,062	$—
Forwards	4,887,369	—	4,887,369	—

	$27,502,400	$20,445,969	$7,056,431	$—

Liabilities
Futures	$12,781,752	$7,394,064	$5,387,688	$—
Forwards	3,746,400	—	3,746,400	—

	$16,528,152	$7,394,064	$9,134,088	$—

December 31, 2016	$10,974,248	$13,051,905	$(2,077,657)	$—

2015	Total	Level I	Level II	Level III
Net unrealized profit (loss) on open contracts

Assets
Futures	$22,033,208	$19,842,837	$2,190,371	$—
Forwards	4,751,569	—	4,751,569	—

	$26,784,777	$19,842,837	$6,941,940	$—

Liabilities
Futures	$14,613,804	$13,913,792	$700,012	$—
Forwards	6,680,274	—	6,680,274	—

	$21,294,078	$13,913,792	$7,380,286	$—

December 31, 2015	$5,490,699	$5,929,045	$(438,346)	$—

Schedule of trading profits and losses before brokerage commissions, by commodity industry sector

	December 31, 2016	December 31, 2015	December 31, 2014
Commodity Industry Sector	Profit (loss) from trading, net	Profit (loss) from trading, net	Profit (loss) from trading, net

Agriculture	$(5,108,659)	$3,186,283	$(10,831,497)
Currencies	23,899,963	(8,966,092)	23,750,878
Energy	(20,731,130)	36,538,775	48,093,717
Interest rates	48,174,692	17,080,347	112,341,985
Metals	(30,523,950)	8,631,611	(1,188,085)
Stock indices	(121,465)	(26,141,465)	(2,148,455)

Total, net	$15,589,451	$30,329,459	$170,018,543